Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expenses

The income tax expenses consist of the following components:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Current income tax expenses	$781,238	$—	$—
Deferred income tax expenses	—	—	—
Total income expenses	$781,238	$—	—

Schedule of Statutory Tax Rate Applicable to Income Tax Expense

The reconciliation of income tax expenses computed at the statutory tax rate applicable to income tax expenses is as follows:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Net income (loss) before tax	$41,281,557	$9,889,155	$(186,839)
Provision for income taxes at Vietnam statutory income tax rate (20%)	8,256,311	1,997,831	(37,368)
Effect of non-deductible expenses	1,835	99,413	29,844
Effect of preferential income taxes	(1,740,475)	(2,097,244)	7,524
Effect of different income tax rates in other jurisdictions	(5,951,672)	—	—
Effect of changes in tax rates	(259,743)	—	—
Effect of changes in valuation allowance	474,982	—	—
Effective income tax expenses	$781,238	$—	$—

Schedule of Deferred Taxes

The significant components of deferred taxes were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Lease liabilities	$6,900,691	$—
Inventory write down	249,367	—
Net operating losses	245,205	—
Total deferred tax assets	7,395,263	—
Less: valuation allowance	(474,982)	—
Total deferred tax assets, net of valuation allowance	6,920,281	—

Deferred tax liabilities:
Right of use assets	(6,920,281)	—
Net deferred tax assets	$—	$—

Schedule of Changes Related to Valuation Allowance

The changes related to valuation allowance are as follows:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Balance at beginning of the year	$—	$—	$—
Additions	474,982	—	—
Reversals	—	—	—
Balance at end of the year	$474,982	$—	$—